Property and equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended
	Jul. 28, 2012	Jul. 28, 2012	Jul. 30, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Property, Plant and Equipment [Line Items]
Gross proceeds from disposal of idle properties	$ 2	$ 8	$ 13	$ 24	$ 26	$ 19
Net gains from disposal of idle properties	2	4		3	10	6
Idle Distribution Center
Property, Plant and Equipment [Line Items]
Gross proceeds from disposal of idle properties						14
Net gains from disposal of idle properties						$ 5